Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 1,393,597	$ 1,525,631	$ 1,731,177	$ 979,907
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	524,121	532,346	513,563	965,296
Bad debt expense			352,740	1,175,424
Asset impairment loss	241,730
Amortization of right of use assets	79,517	18,432	164,464
Deferred tax assets			201,245	429,232
Employment cost settled by issuing common stock				140,000
Changes in assets and liabilities:
Accounts receivable	(703,821)	4,660,950	1,978,747	(6,013,323)
Inventories	(1,442,971)	(114,159)	17,025	125,255
Prepayment	3,653,412	(979,020)	(6,292,144)	(27,893)
Other receivables	(1,629,424)	10,746,267	10,758,708	18,885
Accounts payable and accrued payables	(3,115,395)	(9,107,812)	(2,393,158)	4,193,548
Advances from customers	(185,579)	205,507	196,950	29,008
Lease liability	(42,303)	(31,151)	(18,099)
Other payables	(353,255)	(3,068,139)	(2,280,387)	(207,549)
Net cash provided by operating activities	(1,135,389)	4,388,257	4,930,236	1,807,790
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of Property, plant and equipment, net	(128,623)	(1,221,133)
Investment in construction in progress			(1,158,773)	(75,346)
Net cash used in investing activities	(128,623)	(1,221,133)	(1,158,773)	(75,346)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuing common stock				280,000
Proceeds from (repayment to) related party	1,435,411	1,023,389	302,617	(845,807)
Repayment of short-term loans	(262,875)	(4,617,637)	(4,666,185)	(802,440)
Net cash used in financing activities	1,172,536	(3,594,247)	(4,363,568)	(1,368,247)
EFFECT OF EXCHANGE RATE CHANGES ON CASH	294,264	156,869	281,284	(119,231)
NET INCREASE (DECREASE) IN CASH	202,788	(270,255)	(310,821)	244,966
CASH, BEGINNING OF PERIOD	38,013	348,834	348,834	103,868
CASH, END OF PERIOD	240,801	78,579	38,013	348,834
Cash paid during the period for:
Cash paid for interest expense, net of capitalized interest	98,836	(1,220,446)	(859,201)	(85,181)
Cash paid for income tax
NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES
Debt transferred to related party from third parties				2,318,796
Disposal of Fixed assets for debt settlement without cash flow				12,087,691
Long term loan transfer to current portion of long-term debt				1,082,588
Long term investment without paying cash		10,812	10,894
Recognition of operating lease right of use asset		$ 190,029	221,290
Acquisition of subsidiary by issuing common stock				$ 2,830,800